Investments Accounted for Using Equity Method - Summary of Significant Investments in Associates (Detail) $ in Thousands, $ in Thousands	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2017	May 31, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of associates [line items]
Carrying Amount			$ 97,761	$ 97,761	$ 2,401,531	$ 2,897,644
Yann Yuan Investment Co., Ltd [member]
Disclosure of associates [line items]
Registration				Taiwan, R.O.C.
Carrying Amount					$ 2,383,512	$ 2,897,644	$ 2,400,000
% of ownership interest	32.21%			32.21%	33.33%
ASM Advanced Packaging Materials Pte. Ltd. [member]
Disclosure of associates [line items]
Registration				Singapore
Carrying Amount					$ 18,019
% of ownership interest		39.00%	13.70%		39.00%